Other Comprehensive Income, Cumulative OCI Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment securities:
Cumulative other comprehensive income, Investment securities, beginning balance	$ 4,926	$ 2,338	$ 7,462
Net unrealized gains (losses) arising during the period	(2,081)	3,315	(4,680)
Amounts reclassified from accumulated other comprehensive income	(958)	(954)	(178)
Net change, Net of tax	(3,039)	2,361	(4,858)
Less: Other comprehensive income from noncontrolling interests	74	(227)	266
Cumulative other comprehensive income, Investment securities, ending balance	1,813	4,926	2,338
Derivatives and hedging activities:
Cumulative other comprehensive income, Derivatives and hedging activities, beginning balance	333	80	289
Net unrealized gains (losses) arising during the period	965	593	(20)
Amounts reclassified from accumulated other comprehensive income	(678)	(340)	(189)
Net change, Net of tax	287	253	(209)
Less: Other comprehensive income from noncontrolling interests	0	0	0
Cumulative other comprehensive income, Derivatives and hedging activities, ending balance	620	333	80
Defined benefit plans adjustments:
Cumulative other comprehensive income, Defined benefit plans adjustment, beginning balance	(1,703)	(1,053)	(2,181)
Net unrealized gains (losses) arising during the period	(319)	(696)	955
Amounts reclassified from accumulated other comprehensive income	71	46	173
Net change, Net of tax	(248)	(650)	1,128
Less: Other comprehensive income from noncontrolling interests	0	0	0
Cumulative other comprehensive income, Defined benefit plans adjustment, ending balance	(1,951)	(1,703)	(1,053)
Foreign currency translation adjustments:
Cumulative other comprehensive income, Foreign currency translation adjustments, beginning balance	(38)	21	80
Net unrealized gains (losses) arising during the period	(149)	(65)	(51)
Amounts reclassified from accumulated other comprehensive income	(5)	6	(7)
Net change, Net of tax	(154)	(59)	(58)
Less: Other comprehensive income from noncontrolling interests	(7)	0	1
Cumulative other comprehensive income, Foreign currency translation adjustments, ending balance	(185)	(38)	21
Cumulative other comprehensive income, Beginning Balance	3,518	1,386	5,650
Net unrealized gains (losses) arising during the period	(1,584)	3,147	(3,796)
Amounts reclassified from accumulated other comprehensive income	(1,570)	(1,242)	(201)
Other comprehensive income (loss), net of tax	(3,154)	1,905	(3,997)
Less: Other comprehensive income (loss) from noncontrolling interests	67	(227)	267
Cumulative other comprehensive income, Ending Balance	$ 297	$ 3,518	$ 1,386